Restructuring and Asset Impairment Charges - Summary of Restructuring Activity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	$ 59,197
Cash payments	(1,514)
Non-cash settlements	(53,408)
Accrued restructuring, ending balance	4,275
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	53,228
Cash payments	(10)
Non-cash settlements	(53,218)
Contract Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	4,767
Cash payments	(623)
Non-cash settlements	(190)
Accrued restructuring, ending balance	3,954
Employee Severance and Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	1,202
Cash payments	(881)
Accrued restructuring, ending balance	$ 321